Business Combinations and Asset Acquisitions (Tables)	6 Months Ended
Jun. 30, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The preliminary fair values of the identifiable assets acquired and liabilities assumed as of acquisition date were:

	As previously reported	Measurement period adjustments	As adjusted
Cash and cash equivalents	$16,138	$—	$16,138
Accounts receivable, net	1,464	—	1,464
Prepaid expenses and other current assets	902	1,228	2,130
Current tax assets	282	—	282
Amounts due from related parties	46	—	46
Inventories	141	—	141
Operating lease right-of-use assets	5,398	(538)	4,860
Property and equipment, net	4,773	—	4,773
Other non-current assets	2,226	—	2,226
Intangible assets	7,750	—	7,750
Total Assets	39,121	690	39,810

Accrued expenses and other current liabilities	(5,496)	(108)	(5,604)
Operating lease liabilities - current	(2,903)	—	(2,903)
Operating lease liabilities - non-current	(2,603)	646	(1,957)
Contract liabilities - current	(1,730)	—	(1,730)
Income tax payable	(382)	—	(382)
Other non-current liabilities	(3,977)	—	(3,977)
Deferred tax liability	(1,317)	—	(1,317)
Total Liabilities	(18,408)	538	(17,870)

Total identifiable net assets at fair value	20,713	1,228	21,940
Goodwill	3,991	(1,228)	2,764
Non-controlling interest	(1,855)	—	(1,855)

Purchase consideration transferred	$22,849	$—	$22,849

Schedule of Acquired Finite-Lived Intangible Assets by Major Class	Intangible assets acquired comprise of the following:

	Purchase price allocation	Useful lives (in years)
Student base (Childcare)	$4,000	4
Franchise relationships	1,700	10
Brands	1,600	10
Content	450	5
Total intangible assets acquired	$7,750